CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities:
Net Loss for the period	$ (157,629)	$ (88,869)	$ (637,187)	$ (626,584)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	8,573	8,400	13,538	14,639
Changes in operating assets and liabilities:
Increase in accounts receivable	(78,533)	(6,775)	(83,288)	156,534
Change in inventory	3,155	(86,986)	(10,870)	65,114
Other current assets	0	0	(8,456)	(2,012)
Payment of director's short term debt	0	0	0	45,000
Increase in accounts payable & accrued expenses	137,196	81,072	276,605	(12,068)
Net cash used in operating activities	(87,238)	(93,158)	(449,658)	(359,377)
Cash Flows From Investing Activities:
Acquisition of equipment	(859)	(12,130)	(27,679)	(3,241)
Principal payments from long term leases	296	460	8,419	964
Product and lease deposits	0	(2,045)	(2,045)	800
Net cash provided by investing activities	(563)	(13,715)	(21,305)	(1,477)
Cash Flows From Financing Activities:
Loans from director	8,000	0	0	0
Loans from financial institution - net of payments on principal	4,693	0	0	0
Proceeds from long term debt	0	0	54,829	0
Proceeds from common stock issuances – net of expenses	66,317	184,113	377,081	468,518
Expenses of public stock offering – Legal and other filing	0	0	(28,000)	(39,733)
Net cash provided by financing activity	79,010	184,113	403,910	428,785
Net Increase (Decrease) in cash	(8,791)	77,240	(67,053)	67,931
Cash at the Beginning of the Period	25,104	92,157	92,157	24,226
Cash at the End of the Period	$ 16,313	$ 169,397	$ 25,104	$ 92,157